As filed with the Securities and Exchange Commission on October 25, 2010

1933 Act File No. 02-42722 1940 Act File No. 811-02258

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 76 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 53 ☒

EATON VANCE SERIES TRUST II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on November 1, 2010 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

^

Eaton Vance Parametric Tax-Managed Emerging Markets Fund Class I Shares - EITEX

A diversified fund seeking long-term, after-tax returns by investing in emerging market stocks

Prospectus Dated ^November 1, 2010

^

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this ^Prospectus
	Page		Page
Fund Summary	2	Investment Objective & Principal Policies and Risks	6
Investment Objective	2	Management and Organization	^8
Fees and Expenses of the Fund	2	Valuing Shares	^9
Portfolio Turnover	2	Purchasing Shares	9
Principal Investment Strategies	2	Redeeming Shares	11
Principal Risks	3	Shareholder Account Features	^12
Performance	4	Additional Tax Information	^13
Management	^5	Financial Highlights	15
Purchase and Sale of Fund Shares	^5
Tax Information	5
Payments to Broker-DealersandOther Financial Intermediaries	5

This ^Prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary Investment Objective

^Eaton Vance Parametric Tax-Managed Emerging Markets Fund’s (formerly Eaton Vance Tax-Managed Emerging Markets Fund) objective is to seek long-term, after-tax returns for its shareholders.

Fees and Expenses of the Fund

^This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. ^

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None
Redemption Fee (as a percentage of exchange price or amount redeemed or exchanged)	2.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Other Expenses	0.50%
Acquired Fund Fees and Expenses(1)	0.^01%
Total Annual Fund Operating Expenses	0.^96%

(1)	These fees and expenses are not included in the Financial Highlights table^. Accordingly, Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average daily net assets indicated in the Financial Highlights table in this ^Prospectus.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class I shares	$^306	$^531	$^775	$1,^475	$^98	$^306	$^531	$1,^178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ^11% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries, which are those considered to be ^developing (the "80% Policy"). A company will be considered to be located in an emerging market country if it is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. Emerging market countries are generally countries not considered to be developed market countries, and therefore not included in the Morgan Stanley Capital International (MSCI) World Index. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries, including securities trading in the form of depositary receipts. For purposes of the Fund’s 80% Policy, depositary receipts are considered as being located in emerging markets if the company is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. The Fund invests in companies with a broad range of market capitalizations including smaller companies. The Fund is ordinarily exposed to over 30 emerging market countries at all times and typically invests in more than 500 stocks. More than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may ^invest directly in foreign currencies^. ^The Fund may also invest in other pooled investment vehicles^.

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Prospectus dated November 1, 2010

The Fund may engage in derivative transactions as a substitute for the purchase or sale of securities or currencies or to attempt to mitigate the adverse effects of foreign currency fluctuations. Such transactions may include foreign currency exchange contracts, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants).

In managing the Fund, the portfolio managers seek to balance investment considerations and tax considerations and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). The Fund seeks to employ a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers. This strategy utilizes targeted allocation and periodic rebalancing to take advantage of certain quantitative and behavioral characteristics of emerging markets identified by the portfolio managers. The portfolio managers select and allocate across countries based on factors such as size, liquidity, level of economic development, local economic diversification, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is, the Fund intends to allocate its portfolio holdings to more emerging market countries rather than fewer emerging market countries. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented emerging market countries. The Fund’s country allocations are rebalanced to their target weights if they exceed a pre-determined overweight. This has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries which have underperformed. Within each country, the Fund seeks to maintain exposure across key economic sectors, such as industrial/technology, consumer, utilities, basic industry/resource and financial. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers select individual securities as representatives of their economic sectors and generally weight them by their relative capitalization within that sector.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks ^may decline in response to ^conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels^.

^

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2010. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

^Small Companies Risk. Small and emerging ^companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Small and emerging ^companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies^. Stocks of these companies frequently have lower trading volumes, making them more volatile and potentially more difficult to value.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives may

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3

Prospectus dated November 1, 2010

be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. ^Derivative instruments may be difficult to value, may be illiquid, and ^may be subject to wide swings in valuation caused by changes in ^the value of the underlying instrument. The loss on ^derivative transactions may substantially exceed the initial investment.

^

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund’s strategy is highly dependent on a quantitatively-based ^country weighting process, a structured sector allocation and a proprietary disciplined rebalancing model that generally has not been independently tested or otherwise reviewed. Securities and exposures selected using this proprietary strategy may be weighted differently than in capitalization-weighted indices and therefore may differ in relative contribution to performance.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. ^ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of ^a broad-based securities market ^index. The Fund’s performance shown below includes the performance of its predecessor registered investment company. On February 6, 2004, the Fund merged with PIMCO PPA Tax-Efficient Structured Emerging Markets Fund (the "Predecessor Fund"), which was a series of PIMCO Funds: Multi-Manager Series, and assumed its operating history and performance record. The performance for any period prior to February 6, 2004 is that of the Predecessor Fund. The returns in the bar chart do not reflect any purchase or redemption fees. If these fees were reflected, returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information ^can be obtained by visiting ^ www.eatonvance.com.^

During the ten years ended December 31, ^2009, the highest quarterly total return was ^22.^57% for the quarter ended June 30, ^2003, and the lowest quarterly total return was –^16.^56% for the quarter ended ^September 30, ^2001. The Fund’s year-to-date total return through the end of the most recent calendar quarter (December 31, ^2009 to September 30, ^2010) was ^15.^24%.^

Average Annual Total Return as of December 31, ^2009	One Year	Five Years	Ten Years

Return Before Taxes	^64.87%	^15.93%	^12.42%
Return After Taxes on Distributions	^64.88%	^15.70%	^11.87%
Return After Taxes on Distributions and the Sale of Fund Shares	^42.76%	^14.17%	^10.89%
Morgan Stanley Capital International (MSCI) Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)	^78.51%	^15.51%	^9.78%

These returns reflect the maximum 2% redemption fee.  ^(Source for the MSCI Emerging Markets Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Prospectus dated November 1, 2010

Management

Investment Adviser. Eaton Vance Management ("Eaton Vance").

Investment Sub-Adviser. Parametric Portfolio Associates LLC ("Parametric").

Portfolio Managers

Thomas Seto, Vice President and Director of Portfolio Management at Parametric, has co-managed the Fund since 2007.

David M. Stein, Managing Director and Chief Investment Officer at Parametric, has co-managed the Fund since 2007.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares ^on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares ^either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-^9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $50,000 (waived in certain circumstances). There is no minimum for subsequent ^investments.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares ^through a broker-dealer or other financial intermediary (such as a bank) (collectively, "financial intermediaries"), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Prospectus dated November 1, 2010

Investment Objective & Principal Policies and Risks

A statement of the investment objective and principal investment policies and risks of the Fund ^is set forth above in ^Fund Summary.  Set forth below is additional information about such policies and risks^.

^

Foreign and Emerging Market Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the U.S., there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Fund’s assets. As an alternative to holding foreign-traded investments, the Fund may invest in dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign investments).

^The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market ^countries, ^which may offer higher potential for gains and losses than investments in the developed markets of the world. ^Political and economic structures in emerging market countries generally lack the social, political and economic stability ^of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the ^Fund to access markets in such countries. ^Governmental actions can have a significant effect on the economic conditions in ^emerging market countries, which ^also may adversely affect the value and liquidity of the Fund’s investments. ^The laws of emerging market countries ^relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. ^It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. ^If extended closings were to occur in stock markets where the Fund is heavily invested, ^the ^Fund’s ^ability to ^redeem Fund shares could become impaired. ^In such circumstances, the Fund may ^have to ^sell more ^liquid securities than ^it would otherwise choose to sell. Emerging market countries are also subject to speculative trading which contributes to their volatility.

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Tax-Managed Investing. Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund approaches its investments from the perspective of a taxpaying shareholder. Taxes on investment are minimized by investing primarily in lower-yielding securities and/or stocks that pay dividends that qualify for favorable federal tax treatment. As a result of tax laws enacted in May 2003, qualified dividend income received by individual shareholders is taxed at rates equivalent to the federal long-term capital gains rate (currently at a maximum of 15%), rather than the tax rate applicable to ordinary income (currently at a maximum of 35%), provided certain holding periods and other conditions are satisfied. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. The Fund may invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates. For any year, so long as the Fund’s fully taxable ordinary income and net realized short-term gains are offset by expenses of that Fund, all of that Fund’s income distributions would be characterized as tax-favored dividends. The provisions of the Internal Revenue Code of 1986, as amended, applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2010. Thereafter, dividends will be taxable as ordinary income unless further legislative action is taken. Taxes on realized capital gains are minimized by minimizing the sale of securities’ holdings with large accumulated gains and avoiding net realized short-term capital gains. Other techniques may include selecting the most tax-favored share lots when selling appreciated stocks and when appropriate, selling stocks trading below cost to realize losses. Selective use of tax-advantaged hedging techniques as an alternative to taxable sales may also be used.

Foreign Currencies. The ^value of foreign ^assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates ^and exchange control regulations, application of foreign tax laws (including withholding tax), ^governmental administration ^of economic or monetary ^policies (in this country or abroad^), and relations between ^nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can ^be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Costs are incurred in connection with conversions between ^currencies. ^The Fund may engage in ^spot transactions and forward foreign ^currency exchange contracts (collectively, ^"Currency Instruments") to ^hedge against the decline in the ^value of currencies in which its portfolio holdings are denominated against the U.S. dollar or to enhance returns. ^Use of ^Currency Instruments may involve substantial currency risk and ^may also involve counterparty, ^leverage or liquidity risk.

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Prospectus dated November 1, 2010

Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator ("reference instruments"). Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Options on Securities. The Fund may engage in transactions in exchange traded and over-the-counter (“OTC”) options. There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options. The Fund may purchase call options which give the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Equity Swaps. Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500 Index), basket of equity securities, or individual equity security. The success of swap agreements is dependent on the investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

Equity-Linked Securities. Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Aside from market risk of the underlying security, there is the risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while the Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous.

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Pooled Investment Vehicles. Subject to applicable limitations, the Fund may invest in pooled investment vehicles, including open and closed-end investment companies unaffiliated with the investment adviser and exchange-traded funds. The market for common shares of closed-end investment companies, which are generally traded on an exchange, is affected by the demand for those securities regardless of the value of the fund’s underlying portfolio assets. The Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests. To the extent they exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses in Fund Summary.

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include ^commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain ^Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

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Prospectus dated November 1, 2010

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Borrowing. The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash ^and Cash Equivalents. The Fund may invest up to 10% of its assets in cash or cash equivalents, including high quality ^short-term instruments or an affiliated ^investment vehicle that invests in ^such instruments^.

General. ^Unless otherwise stated, the Fund’s investment objective and certain ^other policies may be changed without shareholder approval^. Shareholders will receive 60 days’ notice of any material change in the investment objective. ^ ^The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times ^the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so^.

The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days’ written advance notice of the change and, for the purpose of such policy, net assets include any assets purchased with borrowings for investment purposes.

The Fund’s investment policies include a ^provision allowing the Fund to invest ^(i) all of its investable assets in ^an open-end management investment ^company with substantially the same investment objective, policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such companies have investment objectives, policies and restrictions that are consistent with those of the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. ^The Fund may initiate investments in one or more such investment companies at any time without shareholder approval.

Management and Organization

Management. The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over ^$180 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Fund. Under its investment advisory agreement with the Fund, Eaton Vance receives a monthly advisory fee equal to 0.45% annually of the average daily net assets of the Fund. For the fiscal year ended June 30, ^2010, the effective annual rate of investment advisory fees paid to Eaton Vance was 0.45% of its average daily net assets. Pursuant to a sub-advisory agreement, Eaton Vance has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (“Parametric”), a majority-owned affiliate of Eaton Vance Corp., with offices at 1151 Fairview Avenue N., Seattle, WA 98109. Eaton Vance pays Parametric a portion of the advisory fee for sub-advisory services provided to the Fund. For the fiscal year ended June 30, ^2010, Eaton Vance paid Parametric sub-advisory fees equivalent to 0.35% of the Fund’s average daily net assets.

The Fund’s most recent shareholder report provides information regarding the basis of the Trustees’ approval of the Fund’s investment advisory agreement and sub-advisory agreement.

The Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Fund’s portfolio. The members of the team are Thomas Seto and David M. Stein. Mr. Seto and Mr. Stein have been portfolio managers of the Fund since March 1, 2007. Mr. Seto has been Vice President and Director of Portfolio Management at Parametric for more than five years. Mr. Stein has been Managing Director and Chief Investment Officer at Parametric for more than five years. They both ^have managed other Eaton Vance ^funds since 2005.

The Statement of Additional Information provides additional information about ^each portfolio manager’s compensation, other accounts managed by ^each portfolio manager, and ^each portfolio manager’s ownership of Fund shares.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. Under its administrative services agreement with the Fund, Eaton Vance receives a monthly administrative services fee equal to 0.50% annually of the average daily net assets of the Fund. Eaton Vance also pays all ordinary operating expenses of the Fund

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Prospectus dated November 1, 2010

(except administrative services and advisory fees). Pursuant to a sub-administrative services agreement, Eaton Vance has delegated certain administrative services of the Fund to Parametric. Eaton Vance pays Parametric a portion of the administrative services fee for sub-administrative services provided to the Fund. For the fiscal year ended June 30, ^2010, Eaton Vance paid Parametric sub-administrative services fees equivalent to 0.10% of the Fund’s average daily net assets.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives ^from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Series Trust II, a Massachusetts business trust. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time).  The purchase price of Fund shares is their net asset value. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order not later than 4:00 p.m. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser has delegated daily valuation of the Fund to the sub-adviser. Pursuant to the procedures, exchange-listed securities normally are valued at last sale or closing ^  prices. The sub-adviser may use the fair value of a security if market prices are unavailable or are deemed unreliable, including if events occur after the close of a foreign securities market and before the Fund values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the Fund. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

Purchase orders will be executed at the net asset value next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by the Fund’s transfer agent. The Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Fund does not issue share certificates.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Your initial investment must be at least $50,000. Subsequent investments of any amount may be made at any time^, including through automatic investment ^each month or quarter from your bank account. ^You may make automatic investments of ^$50 or ^more each month or ^each ^quarter from your bank account. You can establish bank automated investing on the ^account application or ^by ^providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to ^6:00 p.m. (eastern time) ^for ^further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares of the Fund is at least

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Prospectus dated November 1, 2010

$50,000 (or is anticipated by the principal underwriter to reach $50,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary, by mailing an account application form to the transfer agent (see back cover for address), or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the ^Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request a current account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The ^Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities, emerging market securities and certain small-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser and sub-adviser are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing, the redemption fee and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because the Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);
  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance ^U.S. Government Money Market ^Fund and Eaton Vance Tax Free ^Reserves.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’

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Prospectus dated November 1, 2010

market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s policy. Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Payments to Financial Intermediaries. The principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this ^Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. ^You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

^Certain shareholders can redeem ^by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption ^are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.^

By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).

Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

Class I shares acquired on or after April 1, 2005 are subject to a 2% redemption fee if redeemed or exchanged and other shares may be subject to a 1% redemption fee (see "Fund Redemption Fee" below for more information). If you redeem shares, your

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Prospectus dated November 1, 2010

redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by the Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable redemption fee and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). ^Certain redemption requests including those involving shares held by certain corporations, trusts ^or certain other entities and shares that are subject to certain fiduciary arrangements may ^require additional ^documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently charged by the Fund. However, charges may apply for expedited mail delivery services. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $50,000 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.

•Partial Reinvest Option •Cash Option •Exchange Option

Dividends are paid in cash and capital gains are reinvested in additional shares.

Distributions are paid in cash.

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Fund. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website 30 days after such month end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent month end on the Eaton Vance website approximately ten business days after the most recent month end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

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Prospectus dated November 1, 2010

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan.

Redemption Fee. Class I shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. This fee is not paid separately but is deducted automatically from the amount received in connection with a redemption or exchange. The redemption fee is retained by the Fund to defray the costs associated with the sale of portfolio securities to satisfy an exchange or redemption request. Shares acquired through the reinvestment of dividends and capital gains distributions paid to shareholders by the Fund are not subject to the redemption fee. Prior to April 1, 2005, Class I shares were subject to both a purchase fee, at the time of purchase, and a redemption fee, at the time of exchange or redemption, equal to 1% of the net asset value of the shares purchased, exchanged or redeemed. Shareholders who held shares on March 31, 2005 are subject to only the 1% redemption fee on the sale or exchange of those shares because they paid the 1% purchase fee at the time those shares were purchased. Shareholders who purchased shares of the Predecessor Fund on or before June 30, 1998 and exchanged those shares for shares of the Fund in the February 6, 2004 merger of the Predecessor Fund into the Fund are not subject to the 1% redemption fee on the sale or exchange of those shares^. ^

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Class I shares for other Eaton Vance fund Class I shares. Exchanges are made at net asset value (subject to any applicable redemption fee). Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address^), log on to your account at www.eatonvance.com or call 1-800-262-1122. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this ^Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. The Fund has also designated an anti-money laundering compliance officer.

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Prospectus dated November 1, 2010

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

^

More information is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website before making a purchase of Fund shares.

Additional Tax Information

While the Fund attempts to minimize taxable distributions, there can be no assurance that taxable distributions can be avoided. Distributions of investment income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable at long-term capital gains rates. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. The Fund expects to pay any required distributions at least once annually and intends to distribute any net realized capital gains annually. The Fund expects that its distributions will consist primarily of capital gains (which may be taxable at different rates depending on how long the Fund owned the investment that generated them). The Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. The Fund’s distributions will generally not qualify for the dividends-received deduction for corporations.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at rates applicable to long-term capital gains provided the holding period and other requirements are met at both the shareholder and Fund level. ^

Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but undistributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund’s return on such securities. Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their advisers concerning the applicability of federal, state, local, foreign and other taxes to an investment.

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Prospectus dated November 1, 2010

Financial Highlights

The financial highlights are intended to help you understand the financial performance of the Fund for the period(s) indicated. Certain information in the table reflects the financial results for a single fund share. The total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm except that Fund information for the year ended June 30, 2007 and prior was audited by another independent registered public accounting firm. The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the annual report, which is available upon request.

Class I

Year Ended June 30,

	^2010	^2009	^2008	^2007	^2006

Net asset value - Beginning of year	$^33.060	$ 47.^940	$ ^47.670	$ ^31.600	$ ^23.880
Income (Loss) from Operations
Net investment income(1)	$0.^634	$0.^731	$0.^857	$ 0.^700	$0.^550
Net realized and unrealized gain (loss)	^7.439^	^(15.029)	^0.953	^16.070	^7.810
Total income (loss) from operations	$ ^8.073^	$^(14.298)	$ ^1.810	$ ^16.770	$ ^8.360
Less distributions
From net investment income	$(0.^425)	$(0.^747)	$(0.^933)	$(0.^750)	$(0.^660)
From net realized gain	—	^—^	^(0.728)	—	—
Total distributions	$(0.^425)	$(^0.747)	$(^1.661)	$(0.^750)	$(0.^660)
^Redemption fees(1)	$0.^092	$0.^165	$0.^121	$ 0.^050	$0.^020
Net asset value - End of year	$^40.800	$ ^33.060	$ 47.^940	$ ^47.670	$ ^31.600
Total Return(2)	^24.66^%	^(29.00)%	^3.71%	^53.79%	^35.35%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,^849,106	$1,^253,352	$1,^456,200	$^1,168,^050	$^557,634
Ratios (As a percentage of average daily net assets):
Expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	^1.54%	^2.37%	1.^68%	1.^80%	1.^84%
Portfolio Turnover	^11%	^14%	^4%	^6%	^9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

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Prospectus dated November 1, 2010

More Information

About the Fund: More information is available in the ^Statement of ^Additional Information. The ^Statement of ^Additional Information is incorporated by reference into this ^Prospectus. Additional information about the Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year. You may obtain free copies of the ^Statement of ^Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about the Fund (including the ^Statement of ^Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, ^BNY Mellon Asset Servicing. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
^	101 Sabin Street	Monday - Friday
P.O. Box 9653	Pawtucket, RI 02860	8 a.m. - 6 p.m. ET
Providence, RI 02940-9653

The Fund’s Investment Company Act No. is 811-02258.	TMEMP

^2158-11/10	© ^2010 Eaton Vance Management

^

STATEMENT OF ADDITIONAL INFORMATION ^November 1, 2010

Eaton Vance Parametric Tax-Managed Emerging Markets Fund

Class I Shares - EITEX Two International Place Boston, Massachusetts 02110 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund. The Fund is a diversified, open-end management investment company. The Fund is a series of Eaton Vance Series Trust II (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the ^Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	^2	Purchasing and Redeeming Shares	19^
Investment Restrictions	9^	Performance	^20
Management and Organization	^10	Taxes	^22
Investment Advisory and Administrative Services	^16	Portfolio Securities Transactions	^26
Other Service Providers	^18	Financial Statements	^28
Calculation of Net Asset Value	^19
^
Appendix A: Fees, Performance and Ownership			^29
Appendix B: Eaton Vance Funds Proxy Voting ^Policies and Procedures			^30
Appendix C: Parametric Portfolio Associates LLC Proxy Voting Policy and ^Procedures			^32

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund ^Prospectus dated ^November 1, 2010, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the ^Prospectus, which may be obtained by calling 1-800-262-1122.

© ^2010 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Because the investment adviser has delegated investment responsibility to the sub-adviser, the term "investment adviser" as used in "Strategies and Risks" refers to the sub-adviser.

^Principal strategies are defined in the ^Prospectus. The following is a description of the various investment practices that may be engaged in, whether as a ^principal or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Tax-Managed Investing. Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities - price appreciation, distributions of qualified dividend income, distributions of other investment income and distributions of realized short-term and long-term capital gains -which are treated differently for federal income tax purposes. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates currently as high as 35%. Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 15%. These rates are scheduled to increase to 39.6% and 20%, respectively, for taxable years beginning on or after January 1, 2011. The provisions of the Code applicable to qualified dividend income are effective through 2010 (the “sunset provisions"). Thereafter, qualified dividend income will be subject to tax at ordinary income rates unless further legislative action is taken. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations, including changes resulting from the sunset provisions described above that would have the effect of repealing the favorable treatment of qualified dividend income and reimposing the higher tax rates applicable to ordinary income in 2011 unless further legislative action is taken. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Equity Securities. Equity securities, for purposes of the 80% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; depositary receipts; convertible preferred stocks; and other convertible instruments. The convertible instruments in which the Fund will invest will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., credit quality equivalent to lower than Baa by Moody’s Investors Service, Inc. and lower than BBB by Standard & Poor Ratings Group). Convertible debt securities that are not investment grade are commonly called “junk bonds” and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such lower rated debt securities will not exceed 20% of total assets.

When consistent with its investment objective, the Fund may also invest in equity securities of companies not located in emerging markets countries, as well as warrants, options on equity securities and indices, options on currency, futures contracts, options on futures contracts, forward foreign currency exchange contracts, currency swaps, U.S. dollar or foreign currency denominated obligations of foreign governments or their subsidiaries, agencies or instrumentalities, international agencies and supranational agencies, commercial paper that is denominated in a foreign currency issued by domestic or foreign issuers and other non-equity investments.

Securities Trading Markets. A high proportion of the shares of many issuers in emerging market countries (the "Region") may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. Similarly, volume and liquidity in the bond markets in the Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the Region may also affect the ability to acquire or dispose of securities at the price and time the Fund wishes to do so. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

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Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. The securities markets in the Region are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. Governmental actions can have a significant effect on the economic conditions in the Region, which could adversely affect the value and liquidity of investments. Although some governments in the Region have recently begun to institute economic reform policies, there can be no assurances that such policies will continue or succeed.

The investment adviser will take into account the effects on returns of local taxation. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of the Fund’s income, gains or initial capital from these countries can occur.

The risks associated with the securities trading markets in the Region may be more pronounced in certain countries, such as Russia and other Eastern European states, because these markets are particularly sensitive to social, political, economic and currency events.

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights, and may be less liquid. For purposes of the 80% policy, investments in depositary receipts are considered equity securities of companies located in emerging market countries if the issuer of the depositary receipt is domiciled in or derives more than 50% of its revenues or profits from emerging market countries.

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Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be ^used to enhance return (which may be considered speculative), to seek to hedge against fluctuations in securities prices, ^interest rate or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of forward or futures ^contracts; options on futures contracts; exchange-traded and over-the-counter options; covered short sales; equity collars and equity swap agreements. The Fund ^may enter into derivatives transactions with respect to any security or ^other instrument in ^which it is permitted to ^invest. ^The ^Fund ^incurs costs ^in opening and closing derivatives positions^.

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The Fund may use derivative instruments and trading strategies, including the following:

Options on Securities Indices and Currencies. The Fund may engage in transactions in exchange traded and over-the-counter (“OTC”) options. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. The Staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid.

Call Options. A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. The Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

The Fund also is authorized to write (i.e., sell) call options and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction. A closing purchase transaction cancels out the Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining. While the Fund generally will write only covered call options, the Fund may sell a stock underlying a call option prior to entering into a closing purchase transaction on up to 5% of the Fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying security held by the Fund that can act as a partial hedge.

Put Options. The Fund is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to seek return. By buying a put option, the Fund acquires a right to sell the underlying securities or instruments at the exercise price, thus limiting the Fund’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund also may purchase uncovered put options.

The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund’s return. The Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price.

There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on a national securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by a national securities exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on a national securities exchange; the facilities of a national securities exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or one or more national securities exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that national securities exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that national securities exchange would continue to be exercisable in accordance with their terms.

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Foreign Currency Transactions. The Fund may engage in spot transactions and forward foreign currency exchange contracts and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, to seek to enhance returns. Such transactions could be effected with respect to hedges on foreign dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position or, to seek to enhance returns.

Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaged in proxy hedging. The Fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Some of the forward foreign currency contracts entered into by the Fund may be classified as non-deliverable forwards ("NDF"). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time of settlement is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Currency Futures. The Fund may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. The Fund may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Risk Factors in Hedging Foreign Currency. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. Although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, the Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index.

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Whether the Fund’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the investment adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements are also subject to the risk that the Fund will not be able to meet its obligations to the counterparty. The Fund, however, will segregate liquid assets equal to or greater than the market value of the liabilities under the swap agreement or the amount it would cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Equity Index Swaps. The Fund will enter into equity index swaps only on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes and because a segregated account will be used, the Fund will not treat them as being subject to the Fund’s borrowing restrictions. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity index swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregated asset value at least equal to the accrued excess will be segregated by the Fund’s custodian. The Fund will not enter into any equity index swap unless the credit quality of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

Equity-Linked Securities. The Fund may invest in privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock (referred to as “equity-linked securities”). These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Repurchase Agreements. The Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Fund could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets. While there is a risk that large fluctuations in the market value of the Fund’s assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding ^borrowings.

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Asset Coverage. To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either: (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered

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as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Unlisted Securities. The Fund may invest in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

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Securities Lending. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans only will be made to firms that have been approved by the investment adviser. The investment adviser or securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Distributions of any income realized from securities loans will be taxable as ordinary income. The Fund may receive loan fees in connection with loans of securities for which there is a special demand.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to the Fund for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either the Fund or the borrower at any time. Upon termination and return of the loaned securities, the Fund would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in a portfolio realizing a loss at a time when it would not otherwise do so. The Fund also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs.

The Fund will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and the Fund will not be entitled to exercise voting or other beneficial rights on loaned securities. The Fund will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in the Fund’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”). The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. While not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.

Consistent with its investment objective, Cash Collateral Fund attempts to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Cash Collateral Fund also may invest to take advantage of what Eaton Vance ^believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

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As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

ReFlow Liquidity Program. The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the ^Prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders. To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents. The Fund may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include ^an affiliated money market fund or similar fund which invests in such short-term securities.

Pooled Investment Vehicles. The Fund reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment vehicles, including other investment companies unaffiliated with the investment adviser. The Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by the Fund. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If the Fund invests in ^an affiliated money market ^fund or similar fund that charges a management fee, then the allocable portion of the management fee paid on such investment will be credited against the Fund ^advisory fee.

When-Issued Securities, Delayed Delivery and Forward Commitments. Securities may be purchased on a “forward commitment”, “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment, when-issued or delayed delivery transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment, when-issued or delayed delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Forward commitment, when-issued or delayed delivery transactions are not entered into for the purpose of investment leverage.

Short Sales. The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. The Fund will not make short sales or maintain a short position if doing so would create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

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SAI dated November 1, 2010

The ability to use short sales against-the-box, certain equity swaps and certain equity collar strategies as a tax-efficient management technique with respect to holdings of appreciated securities is limited to circumstances in which the hedging transaction is closed out within thirty days of the end of the Fund’s taxable year and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

Portfolio Turnover. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other mutual funds, except to the extent the Fund sells securities in order to generate capital losses. Selling securities for such purposes will increase the Fund’s turnover rate and the trading costs it incurs. Historical turnover rate(s) are included in the Financial Highlights table(s) in the Prospectus.

Diversified Status. The Fund is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase any securities or evidences of interest therein on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Underwrite securities of other issuers;

(4)	Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities;

(5)	Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

^

Notwithstanding its investment policies and restrictions, the Fund may in compliance with the requirements of the 1940 Act invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s),

Eaton Vance Parametric Tax-Managed Emerging Markets Fund

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SAI dated November 1, 2010

policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

The following nonfundamental investment policies have been adopted by the Fund. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders. The Fund will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the ^Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund to dispose of such security or other asset. However, the Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “BMR^” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVD” refers to Eaton Vance Distributors, Inc. and “Eaton Vance” refers to Eaton Vance Management (see “Principal Underwriter” under “Other Service Providers”). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Number of Portfolios in Fund Complex Overseen By Trustee(1)
	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience
Other Directorships Held During Last Five Years(2)
Name and Date of Birth

Interested Trustee

THOMAS E. FAUST JR.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	^184	Director of EVC.
5/31/58			President of EV, Chief Executive Officer and President of Eaton Vance
and BMR, and Director of EVD. Trustee and/or officer of ^184 registered investment companies and ^1 private investment
company managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and
EV, which are affiliates of the Trust.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and	^184	None
1/2/63			Finance Unit Head, Harvard University Graduate School of Business
Administration.

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SAI dated November 1, 2010

Number of Portfolios in Fund Complex Overseen By Trustee(1)

	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience		Other Directorships Held During Last Five Years(2)
Name and Date of Birth

ALLEN R. FREEDMAN	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and	^184	Director of Assurant, Inc.
4/3/40			a Director (1983-2004) of Systems & Computer Technology Corp.		(insurance provider), and
			(provider of software to higher education). Formerly, a Director of		Stonemor Partners L.P. (owner
			Loring Ward International (fund distributor) (2005-2007). Formerly,		and operator of cemeteries).
Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry)
(2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management	^184	None
9/19/47			firm) (since 2010). Formerly Vice Chairman, Commercial Industrial
Finance Corp. (specialty finance company) (^2006-2010).
Formerly, President and Chief Executive Officer, Prizm Capital
Management, LLC (investment management firm) (2002-2005).
Formerly, Executive Vice President and Chief Financial Officer, United
Asset Management Corporation (an institutional investment
management firm) (1982-2001). Formerly, Senior Manager, Price
Waterhouse (now PricewaterhouseCoopers) (an independent
registered public accounting firm) (1972-1981).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly,	^184	None
7/10/40			Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax
Policy), U.S. Department of the Treasury (1983-1985). Formerly,
Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-
1990).

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	^184	Director of BJ’s Wholesale Club,
3/22/48			^Formerly, Dean, Carroll School of Management, Boston College		Inc. (wholesale club retailer).
			(2000-2002). Formerly, Chief Investment Officer, Fixed Income,		Formerly, Trustee of SPDR Index
			Scudder Kemper Investments (investment management firm) (1998-		Shares Funds and SPDR Series
			1999). Formerly, Chief Investment Officer, Equity and Fixed Income,		Trust (exchange traded funds)
			Colonial Management Associates (investment management firm)		(2000-2009). Formerly, Director
			(1991-1998).		of Federal Home Loan Bank of
Boston (a bank for banks) (2007-
2009).

HEIDI L. STEIGER	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth	^184	Director of Nuclear Electric
7/8/53			management firm) (since 2008); Senior Adviser (since 2008),		Insurance Ltd. (nuclear insurance
			President (2005-2008), Lowenhaupt Global Advisors, LLC (global		provider), Aviva USA (insurance
			wealth management firm). Formerly, President and Contributing		provider) and CIFG (family of
			Editor, Worth Magazine (2004-2005). Formerly, Executive Vice		financial guaranty companies)
			President and Global Head of Private Asset Management (and various		and Advisory Director of
			other positions), Neuberger Berman (investment firm) (1986-2004).		Berkshire Capital Securities LLC
(private investment banking
firm).

LYNN A. STOUT	Trustee	Since 2001	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^184	None
9/14/57			and Professor of Law (2001-2006), University of California at Los
Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous
academic and professional papers on these areas.

RALPH F. VERNI	Chairman of	Chairman of	Consultant and private investor. Formerly, Chief Investment Officer	^184	None
1/26/43	the Board and	the Board	(1982-1992), Chief Financial Officer (1988-1990) and Director
	Trustee	since 2007	(1982-1992), New England Life. Formerly, Chairperson, New England
		and Trustee	Mutual Funds (1982-1992). Formerly, President and Chief Executive
		since 2005	Officer, State Street Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds (1992-2000).
Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer
Farm Credit Corp. (2002-2006).

(1)	Includes both master and feeder funds in a master-feeder structure.
^
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

Eaton Vance Parametric Tax-Managed Emerging Markets Fund

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SAI dated November 1, 2010

Principal Officers who are not Trustees
Term of Office and
Name and Date of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

MICHAEL W. WEILHEIMER	President	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^26 registered investment companies
2/11/61			managed by Eaton Vance or BMR.

THOMAS P. HUGGINS	Vice President	Since 2000	Vice President of Eaton Vance and BMR. Officer of 4 registered investment companies managed
3/7/66			by Eaton Vance or BMR.

THOMAS SETO	Vice President	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates LLC
9/27/62			("Parametric"). Officer of ^33 registered investment companies managed by Eaton Vance or
BMR.

DAVID M. STEIN	Vice President	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of ^33 registered
5/4/51			investment companies managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^184 registered investment companies
6/19/57			managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	Secretary and Chief Legal	Secretary since 2007 and	Vice President of Eaton Vance and BMR. Officer of ^184 registered investment companies
5/24/60	Officer	Chief Legal Officer since	managed by Eaton Vance or BMR.
2008

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^184 registered investment companies
7/11/53			managed by Eaton Vance or BMR.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the "adviser") to manage the Fund and an administrator to administer the Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of nine Trustees, including eight Trustees who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Fund’s and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Fund and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Fund and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects.

Eaton Vance Parametric Tax-Managed Emerging Markets Fund

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SAI dated November 1, 2010

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory, distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Fund’s shares. The administrator, the investment adviser and the sub-adviser are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Fund’s regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review ^Committee^. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair), Peters and Steiger, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^June 30, 2010, the Governance Committee convened ^three times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. Steiger and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee the Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund. During the fiscal year ended ^June 30, 2010, the Audit Committee convened ^fifteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended ^June 30, 2010, the Contract Review Committee convened ^nine times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and its investment adviser and sub-adviser(s), if applicable, relative to the Fund’s stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds, giving special attention to the performance of certain Funds that it or the Board of Trustees identifies from time to time. During the fiscal year ended ^June 30, 2010, the Portfolio Management Committee convened ^eight times.

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SAI dated November 1, 2010

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund; (ii) serve as a liaison between the Board of Trustees and the Fund’s ^CCO^; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended ^June 30, 2010, the Compliance Reports and Regulatory Matters Committee convened ^thirteen times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2009.

Aggregate Dollar Range of Equity
Securities Owned in All Registered
		Dollar Range of Equity Securities	Funds Overseen by Trustee in the
	Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex
Interested Trustee
	Thomas E. Faust Jr.	None	over $100,000

Noninterested Trustees
	Benjamin C. Esty	None	over $100,000
	Allen R. Freedman	over $100,000	over $100,000
	William H. Park	None	over $100,000^
	Ronald A. Pearlman	None	over $100,000
	Helen Frame Peters	None	^over $100,000
	Heidi L. Steiger	None	^over $100,000
	Lynn A. Stout	None	over $100,000*
	Ralph F. Verni	$^50,001 - $^100,000**	over $100,000*

*	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred
Compensation Plan.

**	Represents shares held in Joint Tenancy with spouse.

As of December 31, ^2009, no ^Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2008 and December 31, ^2009, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2008 and December 31, ^2009, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of the Trust who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the

Eaton Vance Parametric Tax-Managed Emerging Markets Fund

14

SAI dated November 1, 2010

“Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. The Trust does not have a retirement plan for Trustees. The Fund does not participate in the Trustees’ Plan.

The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust)^. Pursuant to the administrative services agreement, Eaton Vance pays the Fund’s portion of the Trustees’ fees. (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ended ^June 30, 2010, the Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, ^2009, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Heidi L.	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters	Steiger	Stout	Verni
Trust(2)	$^6,195	$^5,656	$^6,195	$^6,195	$^5,656	$^5,656	$^6,195	$^8,753
Trust and Fund Complex(1)	$^230,000	$^210,000	$^230,000	$^230,000	$^183,750	$^210,000	$^230,000(3)	$^325,000(4)

^

(1)	As of November 1, 2010, the Eaton Vance fund complex consists of 184 registered investment companies or series thereof.
(2)	The Trust consisted of 2 Funds as of ^June 30, 2010.
(3)	Includes $^45,000 of deferred compensation^.
(4)	Includes $^162,500 of deferred compensation.
^

Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. The Fund changed its name from "Eaton Vance Tax-Managed Emerging Markets Fund" to "Eaton Vance Parametric Tax-Managed Emerging Markets Fund" effective November 1, ^2010. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or

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by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board of Trustees of the Trust has ^adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment sub-adviser and adopted the proxy voting policies and procedures of the investment sub-adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and sub-adviser Policy, see Appendix B and Appendix C, respectively. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http:/ /www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Pursuant to the Investment Advisory Agreement with the Fund, Eaton Vance acts as the investment adviser for the Fund. Pursuant to the Investment Sub-Advisory Agreement with Parametric, Eaton Vance has delegated investment management of the Fund to Parametric. Parametric is a majority-owned affiliate of EVC. From time to time, Eaton Vance and Parametric are each referred to herein as an “investment adviser”. Parametric is sometimes referred to herein as “sub-adviser”.

Investment Advisory Services. The investment adviser and sub-adviser are responsible for managing the investments and affairs of the Fund and providing related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees. The investment sub-adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund’s assets will be held uninvested. The Investment Advisory Agreement and Investment Sub-Advisory Agreement require the investment adviser or sub-adviser, as the case may be, to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser’s or sub-adviser’s organization and all personnel of the investment adviser or sub-adviser performing services relating to research and investment activities.

Under the terms of the investment advisory agreement with Eaton Vance, the Fund pays Eaton Vance a monthly advisory fee equal to an annual rate of 0.45% of the Fund’s average daily net assets. For the fiscal years ended June 30, ^2010, ^2009 and ^2008, ^the advisory fee earned by Eaton Vance amounted to $^7,^545,^644, $^4,^652,^674 and $^6,^130,^128, respectively.

Pursuant to the Investment Sub-Advisory Agreement, Eaton Vance pays Parametric a monthly sub-advisory fee equal to an annual rate of 0.35% of the Fund’s average daily net assets. For the fiscal years ended June 30, ^2010, ^2009 and ^2008, the sub-advisory fee paid to Parametric amounted to $^5,^868,^834, $^3,^618,^747 and $^4,^767,^877, respectively.

The Investment Advisory Agreement and Investment Sub-Advisory Agreement with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreements may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and each Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or

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action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About Eaton Vance. Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company^. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. ^Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma^, Brian D. Langstraat, Michael R. Mach^, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, sub-adviser, principal underwriter, and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance or the sub-adviser, as the case may be, and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Information About Parametric. Parametric is a Seattle, Washington based investment manager providing investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. At ^June 30, ^2010, Parametric’s assets under management totaled approximately $^32 billion. Parametric is the successor investment adviser to Parametric Portfolio Associates, Inc., which commenced operations in 1987.

Portfolio Managers. The portfolio managers (each referred to as a "portfolio manager") of the Fund are ^listed below. ^ Each portfolio manager manages other investment companies and/or investment accounts in addition to the Fund. The following ^tables show, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The ^tables also ^show the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee
Thomas Seto
Registered Investment Companies	^ 6	$^5,520.9	0	$ 0
Other Pooled Investment Vehicles	^2	$^902.1	0	$ 0
Other Accounts	^1,925	$^31,557.8	1	$161.8

David M. Stein
Registered Investment Companies	^ 6	$^5,520.9	0	$ 0
Other Pooled Investment Vehicles	^2	$^902.1	0	$ 0
Other Accounts	^1,925	$^31,557.8	1	$161.8

^The following table shows the dollar range of shares ^of the Fund beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year ended June 30, ^2010 and in the Eaton Vance Family of Funds as of December 31, ^2009.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
	Owned in the Fund	the Eaton Vance Family of Funds

Thomas Seto	None	$^50,001 - $^100,000

David M. Stein	None	$100,001 - $500,000

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It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser and sub-adviser have adopted several policies and procedures designed to address these potential conflicts ^including a code of ^ethics and policies which govern the investment adviser’s and sub-adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Parametric. Compensation of Parametric portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) a quarterly cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. Parametric investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees. Compensation of Parametric investment professionals is reviewed primarily on an annual basis. Stock-based compensation awards and adjustments in base salary and bonus are typically paid and/or put into effect at or shortly after calendar year-end.

Method to Determine Compensation. Parametric seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. The compensation of portfolio managers with other job responsibilities (such as product development) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and EVC, its parent company. Cash bonuses are determined based on a target percentage of Parametric profits. While the salaries of Parametric portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in financial performance and other factors.

Administrative Services. As indicated in the ^Prospectus, Eaton Vance serves as administrator of the Fund, and the Fund is authorized to pay Eaton Vance an annual fee in the amount of 0.50% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For the fiscal years ended June 30, ^2010, ^2009 and ^2008, the Fund paid Eaton Vance $^8,^384,^050, $^5,^169,^638 and $^6,^811,^254, respectively, for administrative services. Pursuant to a Sub-Administrative Services Agreement, Eaton Vance pays Parametric a monthly sub-administrative services fee equal to an annual rate of 0.10% of the Fund’s average daily net assets. For the fiscal years ended June 30, ^2010, ^2009 and ^2008, the sub-administrative services fee paid to Parametric amounted to $1,^676,^810, $1,^033,^928 and $^1,362,^251, respectively.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives ^from the Eaton Vance funds^. The Fund will pay a pro rata share of such fee. Pursuant to the Administrative Services Agreement, Eaton Vance pays the Fund’s portion of the transfer agency fees.

Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter, or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses.

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OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by Eaton Vance pursuant to the Administrative Services Agreement. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD.

Custodian. State Street Bank and Trust Company (“State Street^”), ^200 Clarendon Steet, Boston, MA 02116, serves as custodian to the Fund. State Street has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund, providing audit and related ^services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. ^BNY Mellon Asset Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is ^computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) (the "valuation time") by State Street (as agent and custodian for the Fund) by subtracting the liabilities of the Fund from the value of its total assets. The Fund will be closed for business and will not price its shares on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trustees of the Trust have established the following procedures for the fair valuation of the Fund’s assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Exchange-traded options ^are ^valued at the mean ^between the ^bid and asked prices ^at valuation time, as reported by the Options Price Reporting ^Authority for U.S. listed options or by the relevant Exchange or Board of Trade for non-U.S. listed options. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

Foreign securities and currencies held by the Fund and any other Fund assets or liabilities expressed in foreign currencies are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the ^Prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. In adjusting the value of foreign equity securities, the Fund may rely on an independent fair valuation service. Investments held by the Fund for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and other information including, in the case of restricted securities, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

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PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered agreements with the principal underwriter. Shares of the Fund are sold at the public offering price, which is the net asset value next computed after receipt of ^an order.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of shares. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Waiver of Investment Minimums. In addition to waivers described in the ^Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $50,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $50,000. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In connection with the exemption from the Fund’s policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal

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income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable contingent deferred sales charge ("CDSC") and/or redemption fee, if applicable, at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. Pursuant to the Policies, information about portfolio holdings of the Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, the Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330).
  Generally within five business days of filing with the SEC, the Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-262-1122. The Fund will also post a complete list of its portfolio holdings as of each month end on the Eaton Vance website within 30 days after such month end.
  Disclosure of certain portfolio characteristics: The Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent month end on the Eaton Vance website approximately ten business days after the month end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including

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  portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the ^Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. ^To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (^Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group)^, ^analytical service providers engaged by the investment adviser (^Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (^Institutional Shareholder Servicing Inc.), pricing services (^TRPS Mark-to-Market Pricing Service, WM Company Reuters Information ^Services and Non-Deliverable Forward Rates Service, Pricing Direct, ^FT Interactive Data Corp^., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (^Citibank, N.A^. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (^national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information that has not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Fund, the investment adviser, sub-adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain

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distributions. ^The Fund qualified as a RIC for its fiscal year ended June 30, 2010. The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so ^elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. As a result of recently enacted legislation, the Code now contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions ^may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the ^dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions ^may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

The Fund’s investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the ^Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

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Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

^

Investments in “passive foreign investment companies” (“PFICs”) could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of the Fund^ assets at year end ^consists of the ^debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes^. ^A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. ^In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. ^Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. ^Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. ^Individual shareholders subject to the alternative minimum tax (^“AMT^”) may not deduct such taxes for AMT purposes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

For taxable years beginning on or before December 31, 2010, ^“qualified dividend income^” received by an individual will be taxed at the rates applicable to long-term capital ^gain (currently at a maximum rate of 15%). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of

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a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a ^passive foreign investment company. In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term ^“gross income^” is the excess of net short-term capital gain over net long-term capital loss^. Because the Fund invests in securities of companies located in emerging market countries, it is not expected that a significant portion of the Fund’s distributions will be derived from qualified dividend income.

For taxable years beginning on or after January 1, 2011, the long-term capital gain rate is scheduled to return to 20%.

Generally, upon sale or exchange of shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they ^are made out of a Fund’s ^earnings and ^profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

The Code imposes a new 3.8% Medicare tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

For taxable years beginning before January 1, 2010, properly-designated dividends ^were generally exempt from U.S. federal withholding tax where they (i) ^were paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) ^were paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund ^could designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder ^needed to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary ^could withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. Although this provision has expired, legislation has been proposed under which this provision would be extended to taxable years beginning before January 1, 2011; this extension, if enacted, would be applied retroactively.^

If the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, distributions to a foreign shareholder from the Fund attributable to a REIT’s distribution to the Fund of gain from a sale or exchange of a U.S. real property interest and, in the case of a foreign shareholder owning more than 5% of the class of shares throughout either such person’s holding period for the

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redeemed shares or, if shorter, the previous five years, the gain on redemption will be treated as real property gain subject to additional taxes or withholding and may result in the foreign shareholder having additional filing requirements. It is not expected that a significant portion of the Fund’s interests will be in U.S. real property.

For taxable years beginning before January 1, 2010, distributions that the Fund ^designated as “short-term capital gain dividends” or “long-term capital gain dividends” ^would not ^have been treated as such to a recipient foreign shareholder if the distribution ^were attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder ^had not owned more than 5% of the outstanding shares of ^the Fund at any time during the ^one year period ending on the date of distribution^, such distributions ^were subject to 30% withholding by the Fund and ^were treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution was treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund on or before December 31, 2009 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. Although the provisions set forth in this paragraph have expired, legislation has been proposed under which these provisions would be extended for one year retroactive to January 1, 2010, although retroactivity would not apply to an obligation to withhold.

^

The Code will impose a U.S. withholding tax of 30% on payments (including gross proceeds) that are attributable to certain U.S. investments and made to a non-U.S. financial institution, including a non-U.S. investment fund. The Fund will withhold at this rate on certain of its distributions unless any non-U.S. financial institution shareholder complies with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors effective beginning with payments made after December 31, 2012. Non-U.S. financial institution shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by ^the investment adviser or sub-adviser (each referred to herein as the “investment adviser”) of the Fund.  The Fund is responsible for the expenses associated with its portfolio transactions. ^The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. ^The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. ^The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. ^In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the

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responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the ^amount of the spread or commission, if any. ^In addition, the investment adviser may consider the receipt of ^Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for ^the Fund. ^The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. ^Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. ^Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. ^There is generally no stated commission in the case of securities traded in the over-the-counter ^markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. ^Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such ^obligations, and the difference between the bid and asked price ^is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. ^In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. ^Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

^

Pursuant to the safeharbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion.  "Research ^Services" as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the ^Securities and Exchange Act of 1934, as amended. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. ^Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. ^Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. ^The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

^

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a

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SAI dated November 1, 2010

pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The investment companies sponsored by the investment adviser or its affiliates may also allocate ^brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other ^investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided ^to various entities, including the investment ^adviser to such companies. ^Such companies may also pay cash for such information.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during ^the last three fiscal years ended June 30, 2010, as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith. ^

			Amount of Transactions	Commissions Paid on
			Directed to Firms	Transactions Directed to
	Fiscal Year End	Brokerage Commissions Paid	Providing Research	Firms Providing Research
	June 30, 2010	$1,397,161	$262,110,805	$352,001
	June 20, 2009	$1,270,590*	^	^
	June 30, 2008	$ 817,214^
^
*	The increase in brokerage commissions for the fiscal year ended June 30, 2009 was due to tax motivated trading, as well as increased purchase activity.
^

As of ^June 30, 2010, the Fund held the following securities of its “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act: HSBC Bank plc - $^14,^081,^873.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting ^firm for the ^Fund, appear in the Fund’s most recent annual report to ^shareholders and are incorporated by reference into this SAI. ^A copy of ^the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Fund for the fiscal year ended ^June 30, 2010, as previously filed electronically with the SEC (Accession No. ^0000950123-10-081399).

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SAI dated November 1, 2010

APPENDIX A

Fees, Performance and Ownership

Redemption Fees. Class I shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Prior to April 1, 2005, Class I shares were subject to both a purchase fee, at the time of purchase, and a redemption fee, at the time of exchange or redemption, equal to 1% of the net asset value of the shares purchased, exchanged or redeemed. Shareholders who held shares on March 31, 2005 are subject to only the 1% redemption fee on the sale or exchange of those shares because they paid the 1% purchase fee at the time those shares were purchased. Shareholders who purchased shares of the Predecessor Fund on or before June 30, 1998 and exchanged those shares for shares of the Fund in the February 6, 2004 merger of the Predecessor Fund into the Fund are not subject to the 1% redemption fee on the sale or exchange of those shares. For the fiscal year ended ^June 30, 2010, the Fund received redemption fees equal to $^3,^749,^690.

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the periods prior to February 6, 2004 reflects the total return of the Fund’s predecessor registered investment company, PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

Total returns are historical and are calculated by determining the percentage change in net asset value or at net asset value minus the purchase and, where applicable, redemption fee with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than that quoted. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the ^sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^
	Average Annual Total Returns	Length of Period Ended ^June 30, 2010
	Returns at Net Asset Value	One Year	Five Years	Ten Years
	Before Taxes	^24.66%	^13.82%	^13.70%
	After Taxes on Distributions	^24.66%	^13.59%	^13.15%
	After Taxes on Distributions and Redemptions	^16.48%	^12.26%	^12.09%
^
	Returns Reflecting the Redemption Fee	One Year	Five Years	Ten Years
	Before Taxes	^22.19%	^13.41%	^13.52%
	After Taxes on Distributions	^22.20%	^13.18%	^12.96%
	After Taxes on Distributions and Redemptions	^14.88%	^11.89%	^11.92%

Control Persons and Principal Holders of Securities. At ^October 1, 2010, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. To the knowledge of the Trust, no person owned of record or beneficially 5% or more of the outstanding shares of the Fund as of such date.

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APPENDIX B

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or ^any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), ^committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or ^group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, ^sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, ^sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, ^committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s)

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involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, ^ sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the ^committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX C

PARAMETRIC PORTFOLIO ASSOCIATES

^

PROXY VOTING POLICY AND PROCEDURES

Introduction

Proxy voting policies and procedures are required by Rule 206(4)-6 of the Investment Advisers Act of 1940. Parametric Portfolio Associates’ Proxy Voting ^Policy and Procedures are ^effective immediately.

General Policy

We recognize our responsibility to exercise voting authority over shares we hold as a fiduciary. Proxies increasingly contain controversial issues involving shareholder rights, corporate governance and social concerns, among others, which deserve careful review and consideration. Exercising the proxy vote has economic value for our clients, and therefore, we consider it to be our fiduciary duty to preserve and protect the assets of our clients including proxy votes for their exclusive benefit.

It is our policy to vote proxies in a prudent and diligent manner after careful review of each company's proxy statement. We vote on an individual basis and base our voting decision exclusively on our reasonable judgment of what will serve the best financial interests of our clients, the beneficial owners of the security. Where economic impact is judged to be immaterial, we typically will vote in accordance with management’s recommendations. In determining our vote, we will not and do not subordinate the economic interests of our clients to any other entity or interested party.

Our responsibility for proxy voting for the shareholders of a particular client account will be determined by the investment management agreement or other documentation. Upon establishing that we have such authority, we will instruct custodians to forward all proxy materials to us.

For those clients for whom we have undertaken to vote proxies, we will retain final authority and responsibility for such voting. In addition to voting proxies, we will:

  Provide clients with this proxy voting policy, which may be updated and supplemented from time to time;
  Apply the policy consistently and keep records of votes for each client in order to verify the consistency of such voting;
  Keep records of such proxy voting available for inspection by the client or governmental agencies – to determine whether such votes were consistent with policy and demonstrate that all proxies were voted; and
  Monitor such voting for any potential conflicts of interest and maintain systems to deal with these issues appropriately.

Voting Policy We generally vote with management in the following cases:

  “Normal” elections of directors
  Approval of auditors/CPA
  Directors’ liability and indemnification
  General updating/corrective amendments to charter
  Elimination of cumulative voting
  Elimination of preemptive rights
  Capitalization changes which eliminate other classes of stock and voting rights
  Changes in capitalization authorization for stock splits, stock dividends, and other specified needs
  Stock purchase plans with an exercise price of not less than 85% fair market value
  Stock option plans that are ^incentive-based and are not excessive
  Reductions in supermajority vote requirements
  Adoption of anti-greenmail provisions

We generally will not support management in the following initiatives:

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  Capitalization changes ^that add classes of stock which are blank check in nature or that dilute the voting interest of existing shareholders
  Changes in capitalization authorization where management does not offer an appropriate ^rationale, or that are contrary to the best interest of existing shareholders
  Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
  Amendments to by-laws which would require super-majority shareholder votes to pass or repeal certain provisions
  Classified boards of directors
  Re-incorporation into a state which has more stringent anti-takeover and related provisions
  Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding
  Excessive compensation or non-salary compensation related proposals
  Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

Traditionally, shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under our fiduciary obligations, it is inappropriate to use client assets to carry out such social agendas or purposes. Therefore, shareholder proposals are examined closely for their effect on the best interest of shareholders (economic impact) and the interests of our clients, the beneficial owners of the securities.

When voting shareholder proposals, initiatives related to the following items are generally supported:

  Auditors attendance at the annual meeting of shareholders
  Election of the board on an annual basis
  Equal access to proxy process
  Submit shareholder rights plan poison pill to vote or redeem
  Revise various anti-takeover related provisions
  Reduction or elimination of super-majority vote requirements
  Anti-greenmail provisions

We generally will not support shareholders in the following initiatives:

  Requiring directors to own large amounts of stock before being eligible to be elected
  Restoring cumulative voting in the election of directors
  Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non- business nature or would provide no pertinent information from the perspective of shareholders
  Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts of restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principals.

On occasion, we will elect to “take no action” when it is determined that voting the proxy will result in share blocking, which prevents us from trading that specific security for an uncertain period of time prior to the next annual meeting. Additionally, we may “take no action” if the economic effect on shareholders’ interests or the value of the portfolio holdings is indeterminable or insignificant.

Proxy Committee

The Proxy Committee is responsible for voting proxies in accordance with Parametric Portfolio Associates’ Proxy Voting Policy. The committee maintains all necessary corporate meetings, executes voting authority for those meetings, and maintains records of all voting decisions.

The Proxy Committee consists of the following staff:

  Proxy Administrator
  Proxy Administrator Supervisor
  Portfolio Management Representative

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SAI dated November 1, 2010

     • Chief Investment Officer

In the case of a conflict of interest between Parametric Portfolio Associates and its clients, the Proxy Committee will meet to discuss the appropriate action with regards to the existing voting policy or outsource the voting authority to an independent third party.

Recordkeeping

Proxy Voting records are maintained for 5 years. Records can be easily retrieved and accessed via our ^third-party vendor.

In addition to maintaining voting records, Parametric Portfolio Associates maintains the following:

  Current voting policy and procedures;
  All written client requests as they relate to proxy voting; and,
  Any material research documentation related to proxy voting.

To Obtain Proxy Voting Information

Clients have the right to access any voting actions that were taken on their behalf. Upon request, this information will be provided free of charge.

Toll-free phone number: 1-800-211-6707

E-mail address: proxyinfo@paraport.com

Due to confidentiality, voting records will not be provided to any third party unless authorized by the client.

^PROCEDURES:

These procedures should be read in connection with the Proxy Voting Policy.

All proxies must be voted ^when such voting authority has been authorized.
Non-routine proxies must be forwarded to the appropriate analyst/portfolio manager for review.
Analysts/portfolio managers must complete, sign and return the proxy forms.
Routine proposals will be voted in a manner consistent with the firm’s standard proxy voting policy and will be voted ^accordingly, unless notified otherwise by the analyst/portfolio manager.
Non-routine proposals (i.e., those outside the scope of the firm’s standard proxy voting policy) will be voted in accordance with analyst/portfolio manager guidance, and such rational will be documented via the Non-routine Proxy Voting Form.
Periodically, Parametric Compliance will distribute a list of potentially Conflicted Companies to the Proxy Administrator. This list consists of corporate affiliates and significant business partners and is prepared by the ^Parametric’s parent company Eaton Vance. When presented with proxies of Conflicted Companies, the Proxy Administrator shall:
If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), she will (i) inform the CCO and Chief Investment Officer (or their designees) of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.
If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Proxy Committee will seek instruction on how the proxy should be voted from members of the Proxy Committee.
If deemed necessary, the Proxy Committee may seek instructions from:
• The client, in the case of an individual or corporate client;
• ^The Board of Directors, in the case of a ^Fund, or any committee identified by the board; or
• The adviser, in situations where the ^adviser acts as a sub-adviser or overlay manager to such adviser.
If the client,^Fund Board of Directors or adviser, as the case may be, does not instruct the ^adviser on how to vote the proxy, the ^adviser will generally vote according to the guidelines, in order to avoid the appearance of impropriety. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

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SAI dated November 1, 2010

NON-ROUTINE PROXY VOTING FORM

DATE:______________________

CUSIP:______________________

TICKER:______________________

ISSUE SUMMARY:

PORTFOLIO MANAGER CONCLUSION AND RATIONAL:

PORTFOLIO MANAGER SIGNOFF:

______________________________________	_____________________________________
NAME	TITLE

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SAI dated November 1, 2010

PART C - OTHER INFORMATION

Item 28. Exhibits (with inapplicable items omitted)

(a)	(1)	Amended and Restated Declaration of Trust dated December 14, 1995, filed as Exhibit (1) to Post-
Effective Amendment No. 42 filed January 24, 1997 (Accession No. 0000950156-97-000102)
and incorporated herein by reference.
	(2)	Amendment to Declaration of Trust effective October 20, 2003 filed as Exhibit (a)(3) to Post-
Effective Amendment No. 58 filed November 19, 2003 (Accession No. 000094-0394-001131)
and incorporated herein by reference.
	(3)	Amendment to Declaration of Trust dated August 11, 2008 filed as Exhibit (a)(3) to Post-Effective
Amendment No. 70 filed October 27, 2008 (Accession No. 0000940394-08-001324) and
incorporated herein by reference.
	(4)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value (as amended and restated October 18, 2010) and effective November 1, 2010 filed herewith.
(b)	(1)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 41 filed November 30, 1995
(Accession No. 0000950156-95-000839) and incorporated herein by reference.
	(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
Amendment No. 41 filed November 30, 1995 (Accession No. 0000950156-95-000839) and
incorporated herein by reference.
	(3)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment
No. 54 filed January 27, 2003 (Accession No. 0000940394-03-000027) and incorporated herein by reference.
	(4)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective
Amendment No. 62 filed March 31, 2005 (Accession No. 0000940394-05-000380) and
incorporated herein by reference.
	(5)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective
Amendment No. 67 filed February 26, 2007 (Accession No. 0000940394-07-000173) and
incorporated herein by reference.
	(6)	Amendment No. 5 to By-Laws of dated August 11, 2008 filed as Exhibit (b)(6) to Post-Effective
Amendment No. 70 filed October 27, 2008 (Accession No. 0000940394-08-001324) and
incorporated herein by reference.
(c)		Reference is made to Item 28(a) and 28(b) above.
(d)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed
Emerging Markets Fund dated October 20, 2003 filed as Exhibit (d) to Post-Effective Amendment
No. 58 filed November 19, 2003 (Accession No. 000094-0394-001131) and incorporated herein by reference.
(e)	(1)	Amended and Restated Distribution Agreement between Eaton Vance Series Trust II and Eaton
Vance Distributors, Inc. effective October 20, 2003 with attached Schedule A filed as Exhibit (e)(1)
to Post-Effective Amendment No. 58 filed November 19, 2003 (Accession No. 000094-0394-
001131) and incorporated herein by reference.
	(2)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as
Exhibit (e)(2) to Post-Effective Amendment No. 85 of Eaton Vance Special Investment Trust (File
Nos. 2-27962, 811-1545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.

C-1

(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that
			permits the Registrant to enter into deferred compensation arrangements with its independent
			Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
			1994).
(g)	(1)		Master Custodian Agreement with State Street Bank & Trust Company dated September 1, 2010
			filed as Exhibit (g)(1) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment
			Trust (File Nos. 2-27962, 811-1545) filed September 27, 2010 (Accession No. 0000940394-
			10-001000) and incorporated herein by reference.
	(2)		Amended and Restated Services Agreement with State Street Bank & Trust Company dated
			September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance
			Special Investment Trust (File Nos. 2-27962, 811-1545) filed September 27, 2010 (Accession
			No. 0000940394-10-001000) and incorporated herein by reference.
(h)	(1)	(a)	Transfer Agency Agreement dated August 1, 2008 between PNC Global Investment Servicing (U.S.)
			Inc. and Eaton Vance Management filed as Exhibit (h)(1) to Post-Effective Amendment No. 70 filed
			on October 27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by
			reference.
		(b)	Red Flag Services Amendment effective May 1, 2009 to the Transfer Agency Agreement dated
			August 1, 2008 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 31 of Eaton Vance
			Municipals Trust II (File Nos. 33-71320, 811-8134) filed May 28, 2009 (Accession No.
			0000940394-09-000411) and incorporated herein by reference.
	(2)		Sub-Transfer Agency Service Agreement effective August 1, 2005 between PFPC Inc. and Eaton
			Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 of Eaton Vance
			Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed August 25, 2005 (Accession No.
			0000940394-05-000983) and incorporated herein by reference.
	(3)		Administrative Services Agreement effective October 20, 2003 including Schedule A between Eaton
			Vance Series Trust II and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective
			Amendment No. 58 filed November 19, 2003 (Accession No. 000094-0394-001131) and
			incorporated herein by reference.
(i)	(1)		Opinion of Internal Counsel dated August 27, 2009 filed as Exhibit (i) to Post-Effective Amendment
			No. 72 filed August 27, 2009 (Accession No. 0000940394-09-000641) and incorporated herein
			by reference.
	(2)		Consent of Internal Counsel dated October 25, 2010 filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm dated October 25, 2010 filed herewith.
(m)	(1)		Class A Distribution Plan adopted November 17, 2003 and amended April 24, 2006 with attached
			Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 66 filed October 26, 2006 and
			incorporated herein by reference.
	(2)		Class B Distribution Plan adopted March 18, 2002 with attached Schedule A effective March 18,
			2002 filed as Exhibit (m)(3) to Post-Effective Amendment No. 52 filed April 15, 2002 and
			incorporated herein by reference.
	(3)		Class C Distribution Plan adopted March 18, 2002 with attached Schedule A effective March 18,
			2002 filed as Exhibit (m)(4) to Post-Effective Amendment No. 52 filed April 15, 2002 and
			incorporated herein by reference.
	(4)		Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (n)(5)
			to Post-Effective Amendment No. 55 filed July 9, 2003 (Accession No. 0000940394-03-000487)
			and incorporated herein by reference.
(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
			Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-
			90946, 811-04015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and
			incorporated herein by reference.

C-2

	(2)	Schedule A effective August 9, 2010 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(2) to Post-Effective Amendment No. 161 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946 and 811-4015) filed August 25, 2010 (Accession No. 0000940394-10-000859) and
incorporated herein by reference.
	(3)	Schedule B effective August 9, 2010 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(3) to Post-Effective Amendment No. 161 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946 and 811-4015) filed August 25, 2010 (Accession No. 0000940394-10-000859) and
incorporated herein by reference.
	(4)	Schedule C effective August 9, 2010 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(4) to Post-Effective Amendment No. 161 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946 and 811-4015) filed August 25, 2010 (Accession No. 0000940394-10-000859) and
incorporated herein by reference.
(p)	(1)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised May 15, 2010 filed as Exhibit (r)(1) to Pre-Effective Amendment No. 2 of Eaton Vance
Tax-Advantaged Bond and Option Strategies Fund N-2 (File Nos. 333-164369, 811-22380) filed
May 24, 2010 (Accession No. 0001193125-10-126745) and incorporated herein by reference.
	(2)	Code of Ethics adopted by Parametric Portfolio Associates effective January 2006 as revised
February 4, 2010 filed as Exhibit (p)(4) to Post-Effective Amendment No. 155 of Eaton Vance
Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed March 31, 2010 (Accession No.
0000940394-10-000341) and incorporated herein by reference.
(q)	(1)	Power of Attorney for Eaton Vance Series Trust II dated November 1, 2005 filed as Exhibit (q) to
Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 2-572, 811-4409)
filed November 29, 2005 (Accession No. 0000940394-05-001357) and incorporated herein by reference.
	(2)	Power of Attorney for Boston Income Portfolio dated November 1, 2005 filed as Exhibit (q)(2) to
Post Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241)
filed December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.
	(3)	Power of Attorney for Eaton Vance Series Trust II dated January 25, 2006 filed as Exhibit (q)(2) to
Post-Effective Amendment No. 104 of Eaton Vance Municipals Trust (File Nos. 2-572, 811-4409)
filed January 30, 2006 (Accession No. 0000940394-06-000148) and incorporated herein by reference.
	(4)	Power of Attorney for Boston Income Portfolio dated November 1, 2005 filed as Exhibit (q)(17) to
Post-Effective Amendment No. 112 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-
4015) filed February 28, 2006 (Accession No. 0000940394-06-000201) and incorporated herein by reference.
	(5)	Power of Attorney for Boston Income Portfolio dated November 1, 2005 filed as Exhibit (q)(18) to
Post-Effective Amendment No. 112 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-
4015) filed February 28, 2006 (Accession No. 0000940394-06-000201) and incorporated herein by reference.
	(6)	Powers of Attorney for Eaton Vance Series Trust II dated April 23, 2007 filed as Exhibit (q)(6) to
Post-Effective Amendment No. 68 filed October 25, 2007 (Accession No. 0000940394-07-
001230) and incorporated herein by reference.
	(7)	Powers of Attorney for Boston Income Portfolio dated April 23, 2007 filed as Exhibit (q)(7) to Post-
Effective Amendment No. 68 filed October 25, 2007 (Accession No. 0000940394-07-001230)
and incorporated herein by reference.
	(8)	Power of Attorney for Eaton Vance Series Trust II dated January 1, 2008 filed as Exhibit (q)(8) to
Post-Effective Amendment No. 69 filed February 25, 2008 (Accession No. 0000940394-08-
000126) and incorporated herein by reference.

C-3

(9)	Power of Attorney for Boston Income Portfolio dated January 1, 2008 filed as Exhibit (q)(9) to Post-
Effective Amendment No. 69 filed February 25, 2008 (Accession No. 0000940394-08-000126)
and incorporated herein by reference.
(10)	Power of Attorney for Series Trust II dated November 17, 2008 filed as Exhibit (q)(10) to Post-
Effective Amendment No. 71 filed February 25, 2009 (Accession No. 0000940394-09-000109)
and incorporated herein by reference.
(11)	Power of Attorney for Boston Income Portfolio dated November 17, 2008 filed as Exhibit (q)(11) to
Post-Effective Amendment No. 71 filed February 25, 2009 (Accession No. 0000940394-09-
000109) and incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control

     Not applicable

Item 30. Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31. Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) , Boston Management and Research (File No. 801-43127) and Parametric Portfolio Associates (File No. 801-60485) filed with the Commission, all of which are incorporated herein by reference.

Item 32. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance
Corp., is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II

(b)
(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Peter Campagna	Vice President	None
Eric Caplinger	Vice President	None

Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Adam Cole	Vice President	None
Michael Collins	Vice President	None
Eric Cooper	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Drew Devereaux	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Kathleen Krivelow	Vice President	None
Russell Kubie	Vice President	None
David Lefcourt	Vice President	None
Paul Leonardo	Vice President	None

Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Michael Maguire	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Dan McCarthy	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Shannon McHugh-Price	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Paul Nobile	Senior Vice President and Chief Marketing Officer	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Kevin Rookey	Vice President	None
Scott Ruddick	Senior Vice President	None
Stuart Shaw	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Jamie Smoller	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Wayne Taylor	Vice President	None
Stefan Thielen	Vice President	None
John M. Trotsky	Vice President	None

Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

__________________________
*	Address is Two International Place, Boston, MA 02110

     (c) Not applicable

Item 33. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, BNY Mellon Asset Servicing, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 34. Management Services

     Not applicable

Item 35. Undertakings

     None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on October 25, 2010.

EATON VANCE SERIES TRUST II By: /s/ Michael W. Weilheimer Michael W. Weilheimer, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on October 25, 2010.

Signature	Title

/s/ Michael W. Weilheimer	President (Chief Executive Officer)
Michael W. Weilheimer

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description
(a) (4)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value (as amended and restated October 18, 2010) and effective November 1, 2010

(i) (2)	Consent of Internal Counsel dated October 25, 2010

(j)	Consent of Independent Registered Public Accounting Firm dated October 25, 2010